CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2023
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Brookfield Renewable’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2023	December 31, 2022
Cash	$863	$728
Cash subject to restriction	281	268
Short-term deposits	58	2
	$1,202	$998